Offerings - Offering: 1	Jan. 29, 2026 USD ($)
Offering:
Fee Previously Paid	false
Transaction Valuation	$ 6,057,258	[1]
Fee Rate	0.01381%
Amount of Registration Fee	$ 836.51	[2]
Offering Note	Calculated as the aggregate maximum purchase price for common shares of beneficial interest, par value $0.01 per share, of Lord Abbett Private Credit Fund S (“Shares”), based upon the net asset value per Share as of November 30, 2025 of $25.06. This amount is based upon the offer to purchase up to 241,710.20 Shares.Calculated at $138.10 per $1,000,000.00 of the Transaction Valuation in accordance with Rule 0-11 under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), as modified by Fee Rate Advisory No. 1 for Fiscal Year 2026.

[1]	Calculated as the aggregate maximum purchase price for common shares of beneficial interest, par value $0.01 per share, of Lord Abbett Private Credit Fund S (“Shares”), based upon the net asset value per Share as of November 30, 2025 of $25.06. This amount is based upon the offer to purchase up to 241,710.20 Shares.
[2]	Calculated at $138.10 per $1,000,000.00 of the Transaction Valuation in accordance with Rule 0-11 under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), as modified by Fee Rate Advisory No. 1 for Fiscal Year 2026.